Significant Components of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross	$ 121,076	$ 110,758
Accumulated Amortization	(39,826)	(27,640)
Net	81,250	83,118
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	106,312	93,727
Accumulated Amortization	(34,899)	(22,859)
Net	71,413	70,868
Trade association
Finite-Lived Intangible Assets [Line Items]
Gross	10,000	10,000
Accumulated Amortization	(1,750)	(750)
Net	8,250	9,250
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross	2,024	6,031
Accumulated Amortization	(2,024)	(3,031)
Net		3,000
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Gross	1,600
Accumulated Amortization	(107)
Net	1,493
Covenants-not-to-compete
Finite-Lived Intangible Assets [Line Items]
Gross	1,140	1,000
Accumulated Amortization	(1,046)	(1,000)
Net	$ 94